Provisions	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Provisions
11. Provisions
Provisions consist of the following:

	As of
	June 30, 2023	December 31, 2022
	(Euros in thousands)
Provision for bonuses	3,117	—

Total	3,117	—

These amounts include provisions for the Group’s annual employee bonuses.